Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025 [1]
C000247942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FPA Global Equity ETF (FPAG) - NAV
Average Annual Return, Percent	18.31%	11.56%
MSCI AC World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index (Net)
Average Annual Return, Percent	17.27%	9.59%

[1]	FPA Global Equity ETF commenced operations on December 16, 2021.